Consolidated Sttements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues	$ 2,278,814	$ 2,381,737
Cost of Revenues	1,799,384	1,961,183
Gross Profit	479,430	420,554
Operating Expenses
Selling, general, and administrative expenses	1,553,095	704,460
Depreciation and amortization	133,030	97,857
Total operating expenses	1,686,125	802,317
Operating Loss	(1,206,695)	(381,763)
Other Income and Expense
Loan forgiveness income	46,500
Interest income	23,468	15,777
Interest expense	(1,375)	(20,037)
Total other income and expense	68,593	(4,260)
Loss Before Income Taxes	(1,138,102)	(386,023)
Provision for (Benefit from) Income Taxes	970	(79,870)
Net Loss	(1,139,072)	(306,153)
Numerator for basic and diluted net loss per share:
Net loss available to common shareholders	$ (1,155,900)	$ (306,153)
Denominator for basic and diluted net loss per share:
Weighted average shares outstanding	8,048,194	6,587,361
Net Loss Per Share - Basic
Net loss per share	$ (0.14)	$ (0.05)
Net Loss Per Share - Diluted
Net loss per share	$ (0.14)	$ (0.05)